Asset Retirement Obligations	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Asset Retirement Obligations
Asset Retirement Obligations
At December 31, 2017, the estimated total undiscounted inflation-adjusted amount required to settle the Company’s ARO was $9.7 billion (December 31, 2016 – $11.4 billion). These obligations will be settled based on the useful lives of the underlying assets, which currently extend an average of 42 years (December 31, 2016 – 41 years) into the future. This amount has been discounted using credit-adjusted risk-free rates of 2.9 percent to 4.8 percent (December 31, 2016 – 2.8 percent to 5.3 percent) and an inflation rate of 2 percent (December 31, 2016 – 2 percent). Obligations related to future environmental remediation and cleanup of oil and gas assets are included in the estimated ARO.
The change in the provision in 2017 is primarily due to the disposition of select legacy Western Canada crude oil and natural gas assets in 2017 and 2016.
While the provision is based on management's best estimates of future costs, discount rates and the economic lives of the assets, there is uncertainty regarding the amount and timing of incurring these costs.
A reconciliation of the carrying amount of asset retirement obligations at December 31, 2017 and 2016 is set out below:

Asset Retirement Obligations
($ millions)	2017	2016
Beginning of year	2,791	2,984
Additions	47	16
Liabilities settled	(136)	(87)
Liabilities disposed	(420)	(452)
Change in discount rate	143	205
Change in estimates	(2)	25
Exchange adjustment	(9)	(26)
Accretion (note 21)	112	126
End of year	2,526	2,791
Expected to be incurred within 1 year	274	218
Expected to be incurred beyond 1 year	2,252	2,573

The Company had deposited funds of $192 million (2016 – $156 million) into the restricted cash account, of which $95 million relates to the Wenchang field and have been classified as current and the remaining balance of $97 million have been classified as non-current. The Company’s participation in the Wenchang field expired in November 2017, and resolution on the decommissioning and disposal expenses was finalized in January 2018.